Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Net operating loss carryforwards	$ 43,087	$ 24,924
Amortizable assets	180	6
Equity compensation	841	50
Salaries and wages	1,277	1,048
Deferred revenue	101	861
Operating lease liability	613	612
Other	69	303
Total deferred tax assets	46,168	27,804
Less: valuation allowance	(39,777)	(25,316)
Net deferred tax asset	6,391	2,488
Operating lease ROU	(524)	(545)
Fixed assets	(5,867)	(1,943)
Total deferred tax liabilities	(6,391)	(2,488)
Net deferred tax assets (liabilities)	$ 0	$ 0